INCOME TAXES - Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Combined Canadian federal and provincial income tax rate	28.40%	28.40%	28.80%
Foreign earnings/losses taxed at higher income tax rates	0.20%	0.40%	6.80%
Foreign earnings/losses taxed at lower income tax rates	(4.80%)	(5.10%)	(0.60%)
Impact of TCJA enactment	0.00%	0.00%	(12.40%)
Prior period adjustments	0.50%	(3.40%)	0.00%
Nondeductible expenses	1.10%	3.90%	0.40%
Impact of other differences	(2.30%)	(0.70%)	(2.30%)
Nontaxable dividend	0.00%	(8.60%)	(6.60%)
Canadian deferred tax assets not recognized	4.30%	2.50%	0.00%
(Recognition) derecognition of deferred tax assets	(1.30%)	0.00%	2.80%
Tax Rate Effect Of Proposed Tax Assessment	2.20%	0.00%	0.00%
Effective income tax rate	28.30%	17.40%	16.90%